Write-down and loss on sale of vessels - Additional Information - Asset Impairments (Detail) $ in Thousands	1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($) vessel	Jan. 31, 2022 USD ($) vessel	Feb. 28, 2021 USD ($) vessel	Mar. 31, 2022 USD ($) vessel	Sep. 30, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Feb. 10, 2022 credit_facility
Property, Plant and Equipment [Line Items]
Gain on commencement of sales-type lease (note 2)							$ 0	$ 44,943	$ 0
Proceeds from sale of vessels and equipment (note 18)							58,090	60,915	$ 20,008
Teekay Tankers | Aframax Tanker 3
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Productive Assets			$ 32,000
Number Of Vessels Sold | vessel			2
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Write down on vessel							85,000
Teekay Tankers | Tankers [Member] | Ship-to-Ship Transfer Business (SPT)
Property, Plant and Equipment [Line Items]
Proceeds from Divestiture of Businesses								27,100
Proceeds From Divestiture Of Businesses Adjustment								$ 1,100
FPSO | Offshore Production
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								2	2
FPSO | Teekay Parent [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								1
FPSO | Teekay Parent [Member] | Offshore Production
Property, Plant and Equipment [Line Items]
Write down on vessel							$ 0	$ 70,693	$ 175,000
FPSO | Teekay Parent [Member] | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								2	2
Aframax Tanker [Member] | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel							1	9
Write down on vessel								$ 65,400
Aframax Tanker [Member] | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel							2	2
Write down on vessel							$ 4,314	$ 4,936	$ 0
Suezmax | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel							3
Suezmax | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel							4
Write down on vessel							$ 66,916	0	0
Petrojarl Foinaven FPSO
Property, Plant and Equipment [Line Items]
Gain on commencement of sales-type lease (note 2)						$ 44,900		44,900
Petrojarl Foinaven FPSO | Teekay Parent [Member] | Offshore Production
Property, Plant and Equipment [Line Items]
Write down on vessel							$ 0	0	3,330
LR2 Tanker | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel							3
LR2 Tanker | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel							3
Write down on vessel							$ 18,381	$ 0	0
Aframax Tanker 4 | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel							2
Aframax Tanker 4 | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel							2	2
Write down on vessel							$ 2,042	$ 13,634	$ 0
Gain (Loss) on Disposition of Assets					$ 500
Subsequent Events | Teekay Tankers
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment (note 18)				$ 43,600
Subsequent Events | Aframax Tanker [Member] | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	1	1		2
Proceeds from sale of vessels and equipment (note 18)	$ 15,000	$ 13,100
Subsequent Events | Suezmax
Property, Plant and Equipment [Line Items]
Number of vessels | credit_facility										1
Subsequent Events | Suezmax | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel		1
Subsequent Events | Suezmax Tanker | Teekay Tankers
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment (note 18)		$ 15,500